Registration No. 33-34720
File No. 811-06105

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	□

Post-Effective Amendment No. 55	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 58	□

OPPENHEIMER INTERNATIONAL EQUITY FUND
(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200
(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.
OFI Global Asset Management, Inc.
225 Liberty Street, New York, New York 10281-1008
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

□ immediately upon filing pursuant to paragraph (b)

☒ on March 28, 2017 pursuant to paragraph (b)

□ 60 days after filing pursuant to paragraph (a)(1)

□ on           pursuant to paragraph (a)(1)

□ 75 days after filing pursuant to paragraph (a)(2)

□ on           pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 55 to the Registration Statement for Oppenheimer International Equity Fund (the “Registrant”) is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 54, which was filed pursuant to Rule 485(a)(2) on January 24, 2017. Post-Effective Amendment No. 54 was initially scheduled to become effective on March 25, 2017. It is proposed that Post-Effective Amendment No. 55 become automatically effective on March 28, 2017.

Accordingly, the contents of Post-Effective Amendment No. 54 consisting of Part A, Part B, and Part C, are herein incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of March, 2017.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Oppenheimer International Equity Fund
By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer

Signatures	Title	Date
Brian F. Wruble* Brian F. Wruble	Chairman of the Board of Trustees	March 24, 2017
Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	March 24, 2017
Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	March 24, 2017
Beth Ann Brown* Beth Ann Brown	Trustee	March 24, 2017
Edmund P. Giambastiani, Jr.* Edmund P. Giambastiani, Jr.	Trustee	March 24, 2017
Elizabeth Krentzman* Elizabeth Krentzman	Trustee	March 24, 2017
Mary F. Miller* Mary F. Miller	Trustee	March 24, 2017
Joel W. Motley* Joel W. Motley	Trustee	March 24, 2017
Joanne Pace* Joanne Pace	Trustee	March 24, 2017
Daniel S. Vandivort* Daniel S. Vandivort	Trustee	March 24, 2017
*By: /s/ Taylor V. Edwards Taylor V. Edwards, Attorney-in-Fact